Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenue
Passenger revenue	$ 1,412,390	$ 760,594	$ 2,612,605
Cargo and mail revenue	71,577	21,002	62,460
Other operating revenue	25,964	19,407	32,343
Total operating revenue	1,509,931	801,003	2,707,408
Operating expenses
Fuel	383,179	166,723	696,249
Wages, salaries, benefits and other employees' expenses	258,128	256,327	450,439
Passenger servicing	35,869	27,566	102,103
Airport facilities and handling charges	131,335	59,536	181,959
Sales and distribution	129,877	70,395	210,623
Maintenance, materials and repairs	41,888	76,948	127,562
Depreciation and amortization	239,946	259,336	282,080
(Reversal) impairment of non financial assets	(5,441)	243,097	89,344
Flight operations	55,766	30,028	102,806
Other operating and administrative expenses	87,426	71,977	118,090
Total operating expenses	1,357,973	1,261,933	2,361,255
Operating profit (loss)	151,958	(460,930)	346,153
Non-operating (expense) income
Finance cost	(76,234)	(73,045)	(57,432)
Finance income	10,849	19,963	24,405
Loss on foreign currency fluctuations	(6,174)	(8,459)	(15,408)
Net change in fair value of derivatives	(22,778)	(107,139)	0
Other net non-operating expense	(3,291)	(1,169)	(4,279)
Total non-operating (expense) income	(97,628)	(169,849)	(52,714)
Profit (loss) before taxes	54,330	(630,779)	293,439
Income tax expense	(10,486)	23,717	(46,437)
Net profit (loss)	$ 43,844	$ (607,062)	$ 247,002
Earnings (loss) per share
Earnings Per Share Basic And Diluted Per Share	$ 1.03	$ (14.28)	$ 5.81